Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
Linde plc	354,781	90,973
Ecolab Inc.	173,289	38,496
Newmont Corp.	271,075	15,945
		145,414
Consumer Discretionary (24.5%)
* Amazon.com Inc.	287,355	910,352
* Tesla Inc.	503,239	285,638
Home Depot Inc.	726,563	201,556
* Netflix Inc.	297,657	146,060
Costco Wholesale Corp.	298,056	116,769
NIKE Inc. Class B	840,259	113,183
McDonald's Corp.	502,292	109,218
Lowe's Cos. Inc.	510,028	79,473
Starbucks Corp.	789,040	77,342
* Booking Holdings Inc.	27,574	55,933
TJX Cos. Inc.	727,654	46,213
Activision Blizzard Inc.	521,014	41,410
* Uber Technologies Inc.	769,013	38,189
Dollar General Corp.	168,110	36,746
Estee Lauder Cos. Inc. Class A	136,553	33,499
Ross Stores Inc.	240,191	25,825
* Electronic Arts Inc.	194,925	24,902
* O'Reilly Automotive Inc.	50,062	22,149
Yum! Brands Inc.	203,402	21,520
Hilton Worldwide Holdings Inc.	93,840	9,725
* AutoZone Inc.	7,879	8,964
Sirius XM Holdings Inc.	366,858	2,381
		2,407,047
Consumer Staples (1.1%)
Colgate-Palmolive Co.	578,653	49,556
* Monster Beverage Corp.	249,220	21,129
Brown-Forman Corp. Class B	209,036	16,861
Hershey Co.	99,586	14,728
Keurig Dr Pepper Inc.	189,996	5,785
		108,059
Energy (0.1%)
EOG Resources Inc.	196,961	9,234

Financials (2.0%)
S&P Global Inc.	162,679	57,227
Intercontinental Exchange Inc.	366,594	38,679
Aon plc Class A	156,402	32,045
Moody's Corp.	107,639	30,391
Marsh & McLennan Cos. Inc.	171,372	19,646

Blackstone Group LP Class A	227,048	13,521
		191,509
Health Care (6.5%)
Thermo Fisher Scientific Inc.	267,075	124,185
* Intuitive Surgical Inc.	79,034	57,383
Stryker Corp.	228,146	53,249
Zoetis Inc.	320,715	51,436
Danaher Corp.	215,401	48,386
Bristol-Myers Squibb Co.	760,100	47,430
Becton Dickinson and Co.	195,669	45,951
* Vertex Pharmaceuticals Inc.	175,877	40,056
* Edwards Lifesciences Corp.	419,627	35,202
* Regeneron Pharmaceuticals Inc.	67,108	34,630
* Boston Scientific Corp.	965,698	32,013
* Illumina Inc.	98,446	31,708
Agilent Technologies Inc.	208,631	24,389
Baxter International Inc.	171,444	13,042
* Alexion Pharmaceuticals Inc.	35,348	4,316
		643,376
Industrials (13.0%)
Visa Inc. Class A	1,138,062	239,391
Mastercard Inc. Class A	602,989	202,912
* PayPal Holdings Inc.	791,947	169,572
Accenture plc Class A	429,482	106,980
Boeing Co.	361,968	76,270
Fidelity National Information Services Inc.	418,217	62,067
Lockheed Martin Corp.	160,397	58,545
* Square Inc.	250,288	52,801
Automatic Data Processing Inc.	275,674	47,934
Union Pacific Corp.	229,625	46,862
* Fiserv Inc.	384,213	44,254
Sherwin-Williams Co.	55,281	41,330
United Parcel Service Inc. Class B	238,635	40,823
Global Payments Inc.	201,989	39,426
Illinois Tool Works Inc.	96,242	20,316
Paychex Inc.	218,095	20,315
Rockwell Automation Inc.	39,259	10,033
		1,279,831
Real Estate (2.1%)
American Tower Corp.	299,355	69,211
Crown Castle International Corp.	283,310	47,474
Equinix Inc.	59,765	41,703
Prologis Inc.	249,845	24,997
Public Storage	100,328	22,520
		205,905
Technology (47.9%)
Apple Inc.	10,390,486	1,236,987
Microsoft Corp.	5,108,327	1,093,540
* Facebook Inc. Class A	1,622,883	449,490
* Alphabet Inc. Class A	201,656	353,785
* Alphabet Inc. Class C	192,550	339,031
NVIDIA Corp.	395,654	212,094
* Adobe Inc.	323,786	154,922
* salesforce.com Inc.	577,761	142,014
Broadcom Inc.	271,387	108,984
Texas Instruments Inc.	618,313	99,703

*	Advanced Micro Devices Inc.			792,480	73,431
*	ServiceNow Inc.			129,429	69,186
	Intuit Inc.			167,172	58,848
*	Zoom Video Communications Inc. Class A			116,671	55,811
	Applied Materials Inc.			616,034	50,810
	Lam Research Corp.			98,282	44,488
*	Autodesk Inc.			147,943	41,458
	Analog Devices Inc.			249,207	34,660
	Roper Technologies Inc.			70,741	30,206
*	Workday Inc. Class A			117,476	26,407
*	Micron Technology Inc.			375,870	24,090
*,^	VMware Inc. Class A			53,500	7,484
*	Snowflake Inc. Class A			18,644	6,075
					4,713,504
Telecommunications (1.2%)
*	Charter Communications Inc. Class A			96,786	63,104
	L3Harris Technologies Inc.			145,930	28,017
*	T-Mobile US Inc.			188,545	25,065
					116,186
Total Common Stocks (Cost $6,265,670)					9,820,065
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund		0.109%		118,266	11,826

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.115%	2/16/21	264	264
Total Temporary Cash Investments (Cost $12,091)					12,090
Total Investments (100.0%) (Cost $6,277,761)					9,832,155
Other Assets and Liabilities -Net (0.0%)					3,721
Net Assets (100%)					9,835,876
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,798,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $2,900,000 was received for securities on loan.
3 Securities with a value of $264,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2020	62	15,223	687

E-mini S&P 500 Index	December 2020	20	3,623	180
867

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	9,820,065	—	—	9,820,065
Temporary Cash Investments	11,826	264	—	12,090
Total	9,831,891	264	—	9,832,155
Derivative Financial Instruments
Assets
Futures Contracts[1]	17	—	—	17
Liabilities
Futures Contracts[1]	11	—	—	11
1 Represents variation margin on the last day of the reporting period.